Reverse Recapitalization - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
		Nov. 20, 2019	Dec. 31, 2019		Dec. 31, 2017		Jun. 30, 2020	Mar. 31, 2020	Nov. 21, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018		Dec. 31, 2016
Business Acquisition [Line Items]
Number of shares repurchased (in shares)		36,157
Repurchase price (in usd per share)		$ 177
Net equity infusion from reverse recapitalization		$ 29,300	$ 29,262		$ 10,794
Shares outstanding (in shares)		3,610,705
TPG Holdings
Business Acquisition [Line Items]
Sale of stock (in usd per share)		$ 10.30
TPG Holdings | Accel
Business Acquisition [Line Items]
Purchase price (in usd per share)		$ 177
Warrants
Business Acquisition [Line Items]
Cash election (in shares)			2,444,444
Warrants | TPG Holdings
Business Acquisition [Line Items]
Number of shares acquired (in shares)		4,888,889
Common Stock | Class A-2 Common Stock
Business Acquisition [Line Items]
Cash election (in shares)			3,000,000
Common Stock | TPG Holdings | Class A-1 Common Stock
Business Acquisition [Line Items]
Number of shares acquired (in shares)		7,500,000
Common Stock | TPG Holdings | Class A-2 Common Stock
Business Acquisition [Line Items]
Number of shares acquired (in shares)		2,000,000
Common Stock | Class A-1 Common Stock
Business Acquisition [Line Items]
Net equity infusion from reverse recapitalization	[1]		$ 2		$ 1
Shares outstanding (in shares)									76,637,470
Shares issued (in shares)			76,637,470	[1]	58,459,396	[1]	78,382,405	78,234,106	76,637,470	60,150,404	58,986,311	58,491,281	[1]	54,133,885	[1]
Common Stock | Class A-2 Common Stock
Business Acquisition [Line Items]
Net equity infusion from reverse recapitalization			$ 1
Shares outstanding (in shares)									4,999,999
Shares issued (in shares)			4,999,999		0		3,403,363	3,403,363	4,999,999			0		0
Warrants | Class A-1 Common Stock
Business Acquisition [Line Items]
Shares outstanding (in shares)									22,333,308
Shares issued (in shares)									22,333,326
Investment Private Placement | Class A-1 Common Stock
Business Acquisition [Line Items]
Common stock, shares issued (in shares)		4,696,675
Sale of stock (in usd per share)		$ 10.22
Common stock issued		$ 48,000

[1]	See Note 3 for reverse recapitalization effects herein.